SAFE Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SAFE Notes
SAFE Notes

Note 4: SAFE Notes

During the nine months ended September 30, 2025 and 2024, the Company issued SAFE Notes in exchange for aggregate amounts of $2,862,839 and $3,990,000, respectively. For the nine months ended September 30, 2025, the Company received total cash proceeds of $2,972,839, with $2,862,839 cash from the issuance of SAFE Notes during the period and $110,000 of cash received from the subscription of a SAFE Note. For the nine months ended September 30, 2024, the Company received total cash proceeds of $4,490,000, with $3,990,000 cash from the issuance of SAFE Notes during the period and $500,000 of cash received from the subscription of a SAFE Note. As of December 31, 2024, the estimated fair value of the SAFE Notes totaled $15,224,665.

Prior to completion of the Merger, each SAFE Note holder gave his consent to convert into shares of the Company’s common stock at the valuation cap reflected in his SAFE Note. Prior to completion of the Merger, all SAFE Notes converted into shares of the Company’s common stock and we recorded a loss from the change in fair value on the date of conversion of $35 million (see Note 5 below).

Note 4: SAFE Notes

During the years ended December 31, 2024 and 2023, the Company issued SAFE Notes in exchange for aggregate amounts of $8,190,000 and $1,500,000, respectively. For the year ended December 31, 2024, the Company received total cash proceeds of $8,580,000, with $8,080,000 cash from the issuance of SAFE Notes during the year and $500,000 of cash received from the subscription of a SAFE Note. As of December 31, 2024, the Company had a SAFE Note subscription receivable for $110,000; the proceeds were received in 2025. For the year ended December 31, 2023, the Company received total cash proceeds of $1,000,000 from the issuance of SAFE Notes during the year.

Upon a qualifying future equity financing involving preferred shares, SAFE Notes settle into a number of preferred shares equal to the greater of (i) the number of shares of standard preferred stock equal to the amount invested under the SAFE Note divided by the lowest price per share of the standard preferred stock, or (ii) the number of shares of SAFE Preferred Stock equal to the Purchase Amount divided by SAFE Price. Alternatively, upon the occurrence of a change of control, a direct listing or an initial public offering (described as a “liquidity event”) (other than a qualified financing), the investors shall have the option to receive either (i) cash payment equal to the invested amount under such SAFE Note, or (ii) a number of shares of common stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE Note.

If a dissolution event occurs prior to the termination of the SAFE Notes, the investor will be entitled to receive a portion of the related proceeds equal to the purchase amount (or the amount received for the SAFE Notes).

No SAFE Notes converted into shares of the Company’s preferred stock during the years ended December 31, 2024 and 2023.